Intermediate Bond Fund of America®
Investment portfolio
May 31, 2021
unaudited
Bonds, notes & other debt instruments 88.59% U.S. Treasury bonds & notes 37.16% U.S. Treasury 29.53%	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 2021	$11,500	$11,622
U.S. Treasury 8.00% 2021	5,700	5,907
U.S. Treasury 0.125% 2022	100,000	100,061
U.S. Treasury 0.125% 2022	86,278	86,314
U.S. Treasury 0.125% 2022	34,748	34,768
U.S. Treasury 0.125% 2022	16,807	16,815
U.S. Treasury 0.125% 2022	10,000	10,005
U.S. Treasury 1.50% 2022	9,718	9,896
U.S. Treasury 0.049% 2023[1]	500,000	500,098
U.S. Treasury 0.125% 2023	500,000	500,091
U.S. Treasury 0.125% 2023	357,500	357,117
U.S. Treasury 0.125% 2023	270,000	269,438
U.S. Treasury 0.125% 2023	120,000	119,843
U.S. Treasury 0.125% 2023	118,067	118,059
U.S. Treasury 0.125% 2023	74,000	73,988
U.S. Treasury 0.25% 2023	60,000	60,084
U.S. Treasury 0.25% 2023	55,000	55,114
U.S. Treasury 0.25% 2023	34,065	34,142
U.S. Treasury 1.25% 2023	30,300	31,017
U.S. Treasury 1.375% 2023	9,000	9,251
U.S. Treasury 1.50% 2023	19,500	19,969
U.S. Treasury 2.50% 2023	19,427	20,271
U.S. Treasury 2.875% 2023	70,000	74,529
U.S. Treasury 2.875% 2023	16,000	17,066
U.S. Treasury 7.125% 2023	15,000	16,796
U.S. Treasury 0.125% 2024	14,100	14,060
U.S. Treasury 0.25% 2024	541,108	541,169
U.S. Treasury 0.25% 2024	115,500	115,351
U.S. Treasury 0.375% 2024	20,000	20,058
U.S. Treasury 1.25% 2024	30,000	30,863
U.S. Treasury 1.50% 2024	91,542	94,937
U.S. Treasury 1.50% 2024	22,641	23,480
U.S. Treasury 1.75% 2024	27,155	28,369
U.S. Treasury 1.75% 2024	25,000	26,100
U.S. Treasury 2.125% 2024	82,100	86,841
U.S. Treasury 2.375% 2024	25,000	26,459
U.S. Treasury 0.25% 2025	147,061	144,668
U.S. Treasury 0.25% 2025	143,129	141,423
U.S. Treasury 0.25% 2025	50,000	49,229
U.S. Treasury 0.25% 2025	18,050	17,731
U.S. Treasury 0.375% 2025	571,500	563,219
U.S. Treasury 0.375% 2025	116,150	114,584
U.S. Treasury 2.625% 2025	150,000	163,129
U.S. Treasury 2.75% 2025	67,500	73,575
U.S. Treasury 2.875% 2025	45,000	49,406
U.S. Treasury 0.375% 2026	209,750	206,417
Intermediate Bond Fund of America — Page 1 of 32

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.50% 2026	$260,176	$257,324
U.S. Treasury 0.75% 2026	689,454	689,310
U.S. Treasury 0.75% 2026	631,075	630,479
U.S. Treasury 0.75% 2026	243,687	243,221
U.S. Treasury 1.625% 2026	25,000	25,966
U.S. Treasury 1.625% 2026	23,728	24,665
U.S. Treasury 1.875% 2026[2]	86,000	90,578
U.S. Treasury 1.875% 2026	65,000	68,457
U.S. Treasury 0.375% 2027	88,500	84,799
U.S. Treasury 0.50% 2027	504,350	486,278
U.S. Treasury 0.50% 2027	117,183	112,596
U.S. Treasury 0.50% 2027	88,465	85,697
U.S. Treasury 0.625% 2027	21,769	21,021
U.S. Treasury 0.75% 2028	28,381	27,591
U.S. Treasury 1.125% 2028	46,696	46,491
U.S. Treasury 1.25% 2028	102,800	103,035
U.S. Treasury 1.25% 2028	27,500	27,533
U.S. Treasury 0.625% 2030	33,000	30,545
U.S. Treasury 1.50% 2030	3,900	3,908
U.S. Treasury 1.125% 2031	89,472	85,851
U.S. Treasury 1.625% 2031	138,109	138,659
U.S. Treasury 1.125% 2040	3,000	2,500
U.S. Treasury 1.375% 2040	4,470	3,891
U.S. Treasury 1.875% 2041	13,401	12,736
U.S. Treasury 2.50% 2046	37,000	38,729
U.S. Treasury 2.50% 2046	19,500	20,409
U.S. Treasury 2.875% 2046	13,500	15,142
U.S. Treasury 2.375% 2049[2]	94,900	97,038
U.S. Treasury 2.875% 2049	37,600	42,411
U.S. Treasury 1.25% 2050[2]	107,500	83,774
U.S. Treasury 1.375% 2050[2]	165,900	133,558
U.S. Treasury 1.625% 2050[2]	250,000	214,731
U.S. Treasury 2.00% 2050	30,100	28,341
U.S. Treasury 1.875% 2051	3,161	2,888
		9,063,481
U.S. Treasury inflation-protected securities 7.63%
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	163,698	171,889
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	152,027	162,946
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	530,346	564,505
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	110,751	120,539
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	68,249	74,234
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	76,892	83,849
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	51,464	56,647
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	707,017	776,955
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	1,318	1,960
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	153,685	183,655
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	22,712	24,671
U.S. Treasury Inflation-Protected Security 0.125% 2051[2,3]	114,226	119,982
		2,341,832
Total U.S. Treasury bonds & notes		11,405,313
Intermediate Bond Fund of America — Page 2 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 21.81% Financials 5.78%	Principal amount (000)	Value (000)
ACE INA Holdings, Inc. 2.875% 2022	$1,060	$1,096
Allstate Corp. 0.75% 2025	7,656	7,623
Allstate Corp. 1.45% 2030	252	237
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[4]	2,549	2,690
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[4]	845	850
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[4]	13,274	13,987
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[4]	4,795	4,786
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[4]	1,900	1,915
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[4]	46,016	46,689
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[4]	81,430	82,498
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[4]	6,207	5,936
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[4]	3,578	3,614
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[4]	5,073	5,147
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[4]	5,000	4,732
Bank of New York Mellon Corp. 1.60% 2025	28,000	28,859
Bank of New Zealand 1.00% 2026[5]	21,000	20,834
Barclays Bank PLC 3.65% 2025	10,000	10,876
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[4,5]	600	608
Charles Schwab Corp. 3.85% 2025	10,825	12,039
Charles Schwab Corp. 1.15% 2026	1,675	1,681
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[4]	4,979	5,042
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[4]	2,250	2,257
Cooperatieve Rabobank UA 2.75% 2023	20,000	20,811
Cooperatieve Rabobank UA 2.625% 2024[5]	33,400	35,330
Crédit Agricole SA 4.375% 2025[5]	3,025	3,341
Credit Suisse Group AG 3.00% 2021	5,000	5,060
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	21,863	22,633
Credit Suisse Group AG 3.80% 2023	16,500	17,531
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]	6,825	7,597
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	650	661
Danske Bank AS 2.70% 2022[5]	10,000	10,182
Danske Bank AS 3.875% 2023[5]	15,000	16,027
DNB Bank ASA 2.375% 2021[5]	10,000	10,000
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	18,650	18,736
GE Capital Funding, LLC 4.40% 2030	1,250	1,438
Goldman Sachs Group, Inc. 5.25% 2021	2,000	2,016
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[4]	3,600	3,702
Goldman Sachs Group, Inc. 3.50% 2025	1,433	1,563
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[4]	10,450	10,414
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[4]	46,850	46,376
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[4]	46,000	46,066
Goldman Sachs Group, Inc. 2.60% 2030	11,179	11,492
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[4]	22,923	23,117
Groupe BPCE SA 5.15% 2024[5]	7,545	8,465
Groupe BPCE SA 1.00% 2026[5]	24,000	23,767
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	17,325	17,459
Guardian Life Global Funding 2.90% 2024[5]	21,285	22,726
Guardian Life Global Funding 0.875% 2025[5]	14,800	14,684
Guardian Life Global Funding 1.25% 2027[5]	925	904
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[4]	3,315	3,446
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[4]	20,450	21,587
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[4]	30,145	33,710
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[4]	4,250	4,295
Intermediate Bond Fund of America — Page 3 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Intercontinental Exchange, Inc. 0.70% 2023	$18,850	$18,979
Intesa Sanpaolo SpA 3.25% 2024[5]	15,000	16,017
Intesa Sanpaolo SpA 3.875% 2027[5]	6,179	6,749
JPMorgan Chase & Co. 1.514% 2024 (USD-SOFR + 1.455% on 6/1/2023)[4]	16,150	16,493
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[4]	1,461	1,458
JPMorgan Chase & Co. 0.824% 2025 (USD-SOFR + 0.54% on 6/1/2024)[4]	975	977
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[4]	46,000	48,192
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[4]	17,770	17,621
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[4]	22,929	23,784
JPMorgan Chase & Co. 2.083% 2026 (USD-SOFR + 1.85% on 4/22/2025)[4]	10,000	10,393
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[4]	32,876	32,493
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[4]	35,234	35,518
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[4]	525	526
JPMorgan Chase & Co. 1.764% 2031 (USD-SOFR + 1.05% on 11/19/2030)[4]	775	733
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[4]	4,024	4,057
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[4]	10,000	10,902
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[4]	31,110	31,250
Metropolitan Life Global Funding I 2.40% 2022[5]	16,490	16,878
Metropolitan Life Global Funding I 3.375% 2022[5]	14,850	15,142
Metropolitan Life Global Funding I 1.95% 2023[5]	5,000	5,137
Metropolitan Life Global Funding I 0.40% 2024[5]	950	949
Metropolitan Life Global Funding I 0.95% 2025[5]	31,676	31,692
Metropolitan Life Global Funding I 3.45% 2026[5]	1,650	1,835
Mitsubishi UFJ Financial Group, Inc. 1.412% 2025	30,000	30,427
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[4]	22,838	22,892
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[4]	6,479	6,881
Morgan Stanley 0.79% 2025 (USD-SOFR + 0.525% on 5/30/2024)[4]	16,965	16,965
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[4]	5,000	5,305
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	35,487	35,080
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[4]	46,815	48,981
Morgan Stanley 3.125% 2026	2,800	3,050
Morgan Stanley 3.875% 2026	7,200	8,067
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	28,039	28,309
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[4]	25,000	23,856
National Securities Clearing Corp. 0.40% 2023[5]	40,000	40,097
New York Life Global Funding 1.70% 2021[5]	12,500	12,556
New York Life Global Funding 2.25% 2022[5]	11,120	11,386
New York Life Global Funding 2.875% 2024[5]	25,000	26,720
New York Life Global Funding 0.95% 2025[5]	3,368	3,376
New York Life Global Funding 2.00% 2025[5]	24,000	24,903
New York Life Global Funding 0.85% 2026[5]	20,870	20,605
Northwestern Mutual Global Funding 0.60% 2024[5]	1,350	1,355
Northwestern Mutual Global Funding 0.80% 2026[5]	43,438	43,066
PNC Bank 3.30% 2024	10,000	10,919
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,000	5,190
Rabobank Nederland 4.625% 2023	10,000	10,989
Royal Bank of Canada 0.425% 2024	1,968	1,971
Royal Bank of Canada 1.20% 2026	50,950	50,977
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[4]	23,500	24,191
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	13,088
Skandinaviska Enskilda Banken AB 2.80% 2022	8,300	8,476
Sumitomo Mitsui Banking Corp. 0.948% 2026	866	856
Intermediate Bond Fund of America — Page 4 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Sumitomo Mitsui Financial Group, Inc. 2.696% 2024	$20,000	$21,208
Toronto-Dominion Bank 0.45% 2023	2,500	2,509
Toronto-Dominion Bank 2.65% 2024	2,090	2,226
U.S. Bancorp 2.40% 2024	25,000	26,437
U.S. Bank NA 3.40% 2023	14,675	15,634
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[4]	642	644
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[4]	55,000	57,870
Wells Fargo & Company 2.188% 2026 (USD-SOFR + 2.00% on 4/30/2025)[4]	10,280	10,723
Wells Fargo & Company 3.00% 2026	7,847	8,499
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[4]	11,244	12,229
		1,775,420
Utilities 3.55%
AEP Transmission Co. LLC 3.10% 2026	7,000	7,629
Ameren Corp. 1.75% 2028	6,250	6,182
American Electric Power Company, Inc. 3.65% 2021	1,600	1,627
American Electric Power Company, Inc. 1.00% 2025	2,950	2,936
American Electric Power Company, Inc. 4.30% 2028	8,285	9,458
Avangrid, Inc. 3.20% 2025	14,625	15,764
CenterPoint Energy, Inc. 1.45% 2026	1,250	1,256
CenterPoint Energy, Inc. 2.65% 2031	1,000	1,005
CMS Energy Corp. 3.00% 2026	10,000	10,772
CMS Energy Corp. 3.45% 2027	11,081	12,281
Commonwealth Edison Company 2.55% 2026	11,270	12,004
Connecticut Light and Power Co. 0.75% 2025	23,125	22,881
Consumers Energy Co. 0.35% 2023	7,000	6,999
Dominion Energy, Inc. 1.45% 2026	31,050	31,264
Dominion Resources, Inc. 2.85% 2026	4,849	5,180
Dominion Resources, Inc., junior subordinated, 2.715% 2021[4]	32,400	32,561
Dominion Resources, Inc., junior subordinated, 3.071% 2024[4]	6,725	7,173
DTE Energy Company 2.85% 2026	10,000	10,682
DTE Energy Company 1.90% 2028	31,000	31,373
Duke Energy Carolinas, LLC 3.05% 2023	20,000	20,958
Duke Energy Carolinas, LLC 2.95% 2026	21,000	22,836
Duke Energy Corp. 3.75% 2024	3,200	3,457
Duke Energy Florida, LLC 1.75% 2030	24,469	23,744
Duke Energy Ohio, Inc. 2.125% 2030	2,600	2,582
Duke Energy Progress, LLC 3.375% 2023	11,295	12,077
Edison International 3.55% 2024	7,000	7,530
Edison International 4.95% 2025	12,493	13,919
Edison International 5.75% 2027	4,553	5,235
Emera US Finance LP 2.70% 2021	2,890	2,892
Emera US Finance LP 0.833% 2024[5]	550	551
Emera US Finance LP 2.639% 2031[5]	400	398
Enel Finance International SA 2.75% 2023[5]	14,375	14,946
Enel Finance International SA 3.50% 2028[5]	3,575	3,873
Entergy Corp. 0.90% 2025	6,025	5,953
Entergy Corp. 2.40% 2026	12,820	13,469
Entergy Corp. 2.95% 2026	7,640	8,178
Entergy Corp. 1.90% 2028	22,273	22,048
Entergy Corp. 2.40% 2031	425	418
Entergy Texas, Inc. 1.75% 2031	2,425	2,280
Evergy, Inc. 2.45% 2024	3,024	3,172
Eversource Energy 2.375% 2022	1,414	1,447
Intermediate Bond Fund of America — Page 5 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Exelon Corp., junior subordinated, 3.497% 2022[4]	$2,185	$2,248
FirstEnergy Corp. 3.35% 2022[4]	50,050	51,187
FirstEnergy Corp. 2.05% 2025	17,723	17,875
FirstEnergy Corp. 1.60% 2026	27,793	26,989
FirstEnergy Corp. 4.40% 2027[4]	11,539	12,593
FirstEnergy Corp. 4.10% 2028[5]	7,800	8,672
FirstEnergy Corp. 2.25% 2030	1,500	1,408
FirstEnergy Corp. 2.65% 2030	1,500	1,457
FirstEnergy Corp. 7.375% 2031	6,354	8,473
FirstEnergy Transmission LLC 2.866% 2028[5]	33,425	34,196
Florida Power & Light Company 2.85% 2025	3,250	3,496
Interstate Power and Light Co. 2.30% 2030	1,925	1,930
MidAmerican Energy Holdings Co. 3.10% 2027	413	455
Monongahela Power Co. 3.55% 2027[5]	28,000	30,935
NextEra Energy Capital Holdings, Inc. 0.65% 2023	16,900	17,004
Niagara Mohawk Power Corp. 3.508% 2024[5]	6,205	6,700
Oncor Electric Delivery Company LLC 2.75% 2024	2,550	2,713
Oncor Electric Delivery Company LLC 0.55% 2025[5]	24,275	23,820
Pacific Gas and Electric Co. 1.367% 2023	4,000	4,003
Pacific Gas and Electric Co. 3.85% 2023	16,370	17,299
Pacific Gas and Electric Co. 3.40% 2024	2,500	2,632
Pacific Gas and Electric Co. 2.95% 2026	22,114	22,680
Pacific Gas and Electric Co. 3.15% 2026	19,258	19,959
Pacific Gas and Electric Co. 2.10% 2027	8,000	7,720
Pacific Gas and Electric Co. 3.30% 2027	15,800	16,259
Pacific Gas and Electric Co. 3.30% 2027	10,000	10,312
Pacific Gas and Electric Co. 3.75% 2028	1,644	1,714
Pacific Gas and Electric Co. 4.55% 2030	5,916	6,229
Pacific Gas and Electric Co. 2.50% 2031	30,000	27,761
Pacific Gas and Electric Co. 3.25% 2031	7,300	7,123
Progress Energy, Inc. 7.00% 2031	1,840	2,518
Progress Energy, Inc. 7.75% 2031	8,125	11,459
Public Service Company of Colorado 2.25% 2022	3,500	3,556
Public Service Company of Colorado 3.70% 2028	1,355	1,524
Public Service Company of Colorado 1.875% 2031	7,925	7,735
Public Service Electric and Gas Co. 3.00% 2025	3,734	4,020
Public Service Electric and Gas Co. 0.95% 2026	21,300	21,248
Puget Energy, Inc. 6.00% 2021	6,258	6,345
San Diego Gas & Electric Co. 2.50% 2026	700	742
San Diego Gas & Electric Co. 1.70% 2030	7,844	7,496
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.454% 2021[1]	13,925	13,931
Southern California Edison Co. 1.10% 2024	3,350	3,375
Southern California Edison Co. 3.70% 2025	31,183	34,201
Southern California Edison Co. 1.20% 2026	20,000	19,875
Southern California Edison Co. 3.65% 2028	2,445	2,661
Southern California Edison Co. 2.85% 2029	13,147	13,554
Southern California Edison Co. 2.25% 2030	7,321	7,186
Southern California Gas Company 2.55% 2030	9,000	9,218
Southwestern Electric Power Company 1.65% 2026	22,775	23,159
Virginia Electric and Power Co. 2.95% 2022	4,662	4,708
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,375
WEC Energy Group, Inc. 0.55% 2023	20,000	20,016
WEC Energy Group, Inc. 0.80% 2024	8,350	8,383
WEC Energy Group, Inc. 1.375% 2027	30,000	29,342
Intermediate Bond Fund of America — Page 6 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Xcel Energy, Inc. 3.35% 2026	$5,000	$5,469
Xcel Energy, Inc. 2.60% 2029	10,000	10,331
		1,090,259
Health care 2.63%
Abbott Laboratories 3.40% 2023	4,034	4,322
Abbott Laboratories 3.75% 2026	1,000	1,132
AbbVie, Inc. 3.45% 2022	8,464	8,632
AbbVie, Inc. 2.60% 2024	42,500	45,036
AbbVie, Inc. 3.85% 2024	5,000	5,441
AbbVie, Inc. 3.80% 2025	5,917	6,498
AbbVie, Inc. 2.95% 2026	17,185	18,455
AmerisourceBergen Corp. 0.737% 2023	22,856	22,938
Anthem, Inc. 2.375% 2025	33,250	34,956
AstraZeneca Finance LLC 0.70% 2024	11,300	11,308
AstraZeneca Finance LLC 1.20% 2026	42,564	42,660
AstraZeneca Finance LLC 1.75% 2028	23,010	23,026
AstraZeneca Finance LLC 2.25% 2031	22	22
AstraZeneca PLC 2.375% 2022	20,000	20,405
AstraZeneca PLC 3.50% 2023	18,850	20,111
AstraZeneca PLC 0.70% 2026	19,766	19,379
Becton, Dickinson and Company 2.894% 2022	17,074	17,492
Becton, Dickinson and Company 3.70% 2027	10,927	12,186
Boston Scientific Corp. 3.45% 2024	17,875	19,197
Boston Scientific Corp. 1.90% 2025	4,880	5,050
Bristol-Myers Squibb Company 3.20% 2026	1,500	1,651
Centene Corp. 2.50% 2031	8,370	8,031
Cigna Corp. 3.75% 2023	4,182	4,468
Cigna Corp. 0.613% 2024	21,347	21,376
Cigna Corp. 4.125% 2025	8,415	9,488
Cigna Corp. 1.25% 2026	45,466	45,595
CVS Health Corp. 1.30% 2027	25,000	24,438
CVS Health Corp. 3.625% 2027	5,440	6,037
CVS Health Corp. 1.875% 2031	5,000	4,768
Eli Lilly and Company 2.75% 2025	3,857	4,141
Eli Lilly and Company 3.375% 2029	505	560
EMD Finance LLC 2.95% 2022[5]	4,620	4,698
EMD Finance LLC 3.25% 2025[5]	36,252	39,210
Gilead Sciences, Inc. 0.75% 2023	10,000	10,012
GlaxoSmithKline PLC 2.85% 2022	10,000	10,250
GlaxoSmithKline PLC 2.875% 2022	20,000	20,500
GlaxoSmithKline PLC 3.375% 2023	2,547	2,701
GlaxoSmithKline PLC 3.00% 2024	14,515	15,595
GlaxoSmithKline PLC 3.625% 2025	10,000	11,092
Laboratory Corporation of America Holdings 1.55% 2026	1,000	1,004
Laboratory Corporation of America Holdings 2.70% 2031	560	562
Merck & Co., Inc. 2.80% 2023	26,506	27,817
Merck & Co., Inc. 2.90% 2024	11,284	12,059
Merck & Co., Inc. 2.75% 2025	1,083	1,160
Novartis Capital Corp. 1.75% 2025	2,361	2,453
Novartis Capital Corp. 2.00% 2027	2,260	2,354
Novartis Capital Corp. 2.20% 2030	13,430	13,704
Pfizer, Inc. 2.95% 2024	29,990	32,135
Pfizer, Inc. 2.75% 2026	779	845
Intermediate Bond Fund of America — Page 7 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 0.991% 2026[5]	$20,000	$20,045
Shire PLC 2.875% 2023	14,299	15,020
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	38,075	41,550
UnitedHealth Group, Inc. 2.375% 2024	8,045	8,516
UnitedHealth Group, Inc. 1.15% 2026	26,607	26,676
UnitedHealth Group, Inc. 2.00% 2030	14,500	14,455
UnitedHealth Group, Inc. 2.30% 2031	2,959	2,976
		806,188
Consumer discretionary 2.09%
Amazon.com, Inc. 3.30% 2021	5,000	5,053
Amazon.com, Inc. 0.25% 2023	19,120	19,145
Amazon.com, Inc. 0.45% 2024	20,445	20,487
Amazon.com, Inc. 1.00% 2026	11,000	11,000
Amazon.com, Inc. 1.20% 2027	5,000	4,986
Amazon.com, Inc. 1.65% 2028	54,770	55,069
Amazon.com, Inc. 1.50% 2030	5,000	4,829
Amazon.com, Inc. 2.10% 2031	19,620	19,691
American Honda Finance Corp. 2.60% 2022	12,000	12,404
American Honda Finance Corp. 0.55% 2024	25,727	25,735
American Honda Finance Corp. 1.00% 2025	13,000	13,064
American Honda Finance Corp. 1.20% 2025	15,273	15,480
American Honda Finance Corp. 2.00% 2028	725	738
Bayerische Motoren Werke AG 0.80% 2024[5]	10,643	10,739
Bayerische Motoren Werke AG 3.15% 2024[5]	30,000	32,170
Bayerische Motoren Werke AG 2.55% 2031[5]	14,910	15,303
BMW Finance NV 2.25% 2022[5]	22,500	23,020
DaimlerChrysler North America Holding Corp. 2.00% 2021[5]	6,100	6,111
DaimlerChrysler North America Holding Corp. 2.55% 2022[5]	15,000	15,398
DaimlerChrysler North America Holding Corp. 0.75% 2024[5]	21,350	21,406
DaimlerChrysler North America Holding Corp. 1.45% 2026[5]	18,350	18,542
General Motors Company 5.40% 2023	3,822	4,229
General Motors Financial Co. 3.45% 2022	13,485	13,711
General Motors Financial Co. 1.05% 2024	3,425	3,449
General Motors Financial Co. 2.75% 2025	10,000	10,573
General Motors Financial Co. 2.90% 2025	12,000	12,702
General Motors Financial Co. 1.25% 2026	1,057	1,050
General Motors Financial Co. 2.40% 2028	600	607
Home Depot, Inc. 2.50% 2027	5,000	5,332
Home Depot, Inc. 0.90% 2028	1,852	1,799
Home Depot, Inc. 1.375% 2031	4,125	3,869
Hyundai Capital America 3.25% 2022[5]	5,008	5,178
Hyundai Capital America 0.80% 2023[5]	45,800	45,808
Hyundai Capital America 0.80% 2024[5]	1,440	1,438
Hyundai Capital America 1.80% 2025[5]	6,831	6,924
Hyundai Capital America 1.30% 2026[5]	885	878
Hyundai Capital America 2.375% 2027[5]	745	760
Toyota Motor Corp. 1.339% 2026	20,000	20,295
Toyota Motor Credit Corp. 2.70% 2023	4,890	5,086
Toyota Motor Credit Corp. 0.45% 2024	10,855	10,877
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,414
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,785
Toyota Motor Credit Corp. 0.80% 2025	10,543	10,503
Toyota Motor Credit Corp. 0.80% 2026	13,563	13,530
Intermediate Bond Fund of America — Page 8 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Toyota Motor Credit Corp. 1.90% 2028	$9,400	$9,537
Volkswagen Group of America Finance, LLC 4.00% 2021[5]	4,105	4,174
Volkswagen Group of America Finance, LLC 2.70% 2022[5]	21,732	22,384
Volkswagen Group of America Finance, LLC 2.90% 2022[5]	10,000	10,241
Volkswagen Group of America Finance, LLC 3.125% 2023[5]	10,000	10,527
Volkswagen Group of America Finance, LLC 4.25% 2023[5]	9,500	10,323
Volkswagen Group of America Finance, LLC 2.85% 2024[5]	6,176	6,579
Volkswagen Group of America Finance, LLC 1.25% 2025[5]	17,175	17,181
Volkswagen Group of America Finance, LLC 1.625% 2027[5]	4,265	4,224
		640,337
Information technology 1.67%
Apple, Inc. 1.80% 2024	38,750	40,446
Apple, Inc. 0.55% 2025	20,000	19,833
Apple, Inc. 1.125% 2025	7,590	7,705
Apple, Inc. 0.70% 2026	19,359	19,188
Apple, Inc. 1.20% 2028	49,199	48,256
Apple, Inc. 1.25% 2030	8,000	7,543
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	7,500	8,244
Broadcom, Inc. 3.15% 2025	15,000	16,129
Broadcom, Inc. 1.95% 2028[5]	4,708	4,668
Fidelity National Information Services, Inc. 0.375% 2023	23,825	23,796
Fidelity National Information Services, Inc. 0.60% 2024	16,009	16,013
Fidelity National Information Services, Inc. 1.15% 2026	11,322	11,242
Fidelity National Information Services, Inc. 1.65% 2028	8,221	8,084
Fiserv, Inc. 3.20% 2026	54,500	59,298
Fiserv, Inc. 2.65% 2030	3,836	3,920
Fortinet, Inc. 1.00% 2026	18,915	18,716
Global Payments, Inc. 2.65% 2025	10,000	10,560
Global Payments, Inc. 1.20% 2026	11,706	11,617
Global Payments, Inc. 2.90% 2030	4,648	4,771
Intuit, Inc. 0.65% 2023	13,955	14,065
Intuit, Inc. 0.95% 2025	8,835	8,879
Intuit, Inc. 1.35% 2027	1,325	1,321
Microsoft Corp. 2.875% 2024	2,830	3,012
Microsoft Corp. 2.40% 2026	29,289	31,287
Oracle Corp. 1.65% 2026	32,540	32,984
Oracle Corp. 2.30% 2028	27,549	28,151
Oracle Corp. 2.875% 2031	21,359	21,898
PayPal Holdings, Inc. 1.35% 2023	10,020	10,225
PayPal Holdings, Inc. 1.65% 2025	6,989	7,228
PayPal Holdings, Inc. 2.30% 2030	2,808	2,845
VeriSign, Inc. 2.70% 2031	3,437	3,450
Visa, Inc. 0.75% 2027	500	486
Visa, Inc. 1.10% 2031	8,000	7,444
		513,304
Consumer staples 1.44%
7-Eleven, Inc. 0.625% 2023[5]	8,555	8,566
7-Eleven, Inc. 0.80% 2024[5]	1,180	1,179
7-Eleven, Inc. 0.95% 2026[5]	11,230	11,028
7-Eleven, Inc. 1.30% 2028[5]	11,240	10,854
7-Eleven, Inc. 1.80% 2031[5]	28,001	26,298
Altria Group, Inc. 2.35% 2025	6,902	7,235
Intermediate Bond Fund of America — Page 9 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Altria Group, Inc. 4.40% 2026	$8,708	$9,892
Altria Group, Inc. 4.80% 2029	1,761	2,019
Altria Group, Inc. 2.45% 2032	25,444	24,118
British American Tobacco PLC 2.789% 2024	35,000	36,900
British American Tobacco PLC 3.215% 2026	25,000	26,553
British American Tobacco PLC 4.70% 2027	3,931	4,430
British American Tobacco PLC 3.462% 2029	1,000	1,042
Coca-Cola Company 1.00% 2028	21,250	20,512
Conagra Brands, Inc. 4.30% 2024	35,980	39,794
Conagra Brands, Inc. 1.375% 2027	17,415	16,958
Costco Wholesale Corp. 1.60% 2030	4,441	4,308
Keurig Dr Pepper, Inc. 4.057% 2023	15,074	16,127
Keurig Dr Pepper, Inc. 4.417% 2025	5,321	5,999
Kimberly-Clark Corp. 1.05% 2027	1,320	1,293
Nestlé Holdings, Inc. 3.35% 2023[5]	2,000	2,133
Nestlé Holdings, Inc. 0.625% 2026[5]	10,000	9,851
Nestlé Holdings, Inc. 1.00% 2027[5]	5,700	5,557
PepsiCo, Inc. 1.40% 2031	2,624	2,500
Philip Morris International, Inc. 2.90% 2021	4,500	4,557
Philip Morris International, Inc. 2.375% 2022	13,000	13,330
Philip Morris International, Inc. 2.50% 2022	15,000	15,462
Philip Morris International, Inc. 1.50% 2025	15,436	15,802
Philip Morris International, Inc. 0.875% 2026	9,206	9,115
Procter & Gamble Company 0.55% 2025	3,841	3,810
Procter & Gamble Company 1.00% 2026	9,122	9,199
Procter & Gamble Company 1.20% 2030	1,000	939
Reynolds American, Inc. 4.45% 2025	5,940	6,607
Unilever Capital Corp. 2.60% 2024	32,500	34,508
Wal-Mart Stores, Inc. 2.85% 2024	32,500	34,867
		443,342
Communication services 1.41%
Alphabet, Inc. 0.80% 2027	4,270	4,157
Alphabet, Inc. 1.10% 2030	2,500	2,339
Alphabet, Inc. 2.05% 2050	2,055	1,739
AT&T, Inc. 1.70% 2026	51,400	51,869
AT&T, Inc. 2.30% 2027	36,831	38,170
AT&T, Inc. 1.65% 2028	2,360	2,330
AT&T, Inc. 2.75% 2031	9,544	9,677
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	42,050	45,955
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	9,407	9,399
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	931	875
Comcast Corp. 3.10% 2025	1,418	1,539
Comcast Corp. 3.95% 2025	25,105	28,199
Comcast Corp. 2.65% 2030	10,306	10,683
Comcast Corp. 1.50% 2031	6,000	5,580
Comcast Corp. 1.95% 2031	6,874	6,671
Discovery Communications, Inc. 3.625% 2030	1,003	1,073
SBA Tower Trust 1.631% 2026[5]	33,592	33,844
T-Mobile US, Inc. 3.50% 2025	19,675	21,378
T-Mobile US, Inc. 1.50% 2026	7,500	7,532
T-Mobile US, Inc. 3.75% 2027	29,000	31,929
T-Mobile US, Inc. 2.05% 2028	950	947
T-Mobile US, Inc. 3.875% 2030	3,534	3,880
Intermediate Bond Fund of America — Page 10 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 2.25% 2031	$447	$430
Verizon Communications, Inc. 0.85% 2025	10,339	10,243
Verizon Communications, Inc. 1.45% 2026	58,950	59,551
Verizon Communications, Inc. 3.00% 2027	7,925	8,543
Verizon Communications, Inc. 2.10% 2028	4,500	4,562
Verizon Communications, Inc. 1.68% 2030	11,213	10,531
Verizon Communications, Inc. 1.75% 2031	953	896
Verizon Communications, Inc. 2.55% 2031	18,925	19,045
		433,566
Industrials 1.29%
3M Co. 3.25% 2024	25,000	26,867
3M Co. 2.65% 2025	12,000	12,847
Boeing Company 2.70% 2022	5,000	5,106
Boeing Company 4.508% 2023	4,000	4,274
Boeing Company 1.95% 2024	25,000	25,699
Boeing Company 4.875% 2025	2,500	2,810
Boeing Company 2.196% 2026	15,000	15,067
Boeing Company 2.75% 2026	10,788	11,242
Boeing Company 3.25% 2028	10,621	11,186
Emerson Electric Co. 1.80% 2027	6,753	6,899
General Dynamics Corp. 1.15% 2026	52,150	52,488
General Dynamics Corp. 2.25% 2031	273	276
General Electric Co. 3.45% 2027	2,450	2,700
General Electric Co. 3.625% 2030	14,711	16,172
Honeywell International, Inc. 1.85% 2021	12,500	12,572
Honeywell International, Inc. 2.30% 2024	24,100	25,480
L3Harris Technologies, Inc. 1.80% 2031	275	263
Masco Corp. 1.50% 2028	4,158	4,040
Otis Worldwide Corp. 2.293% 2027	2,000	2,078
Roper Technologies, Inc. 1.00% 2025	8,000	7,988
Siemens AG 1.70% 2021[5]	20,000	20,090
Siemens AG 2.70% 2022[5]	20,000	20,407
Siemens AG 2.90% 2022[5]	5,000	5,132
Siemens AG 0.40% 2023[5]	12,011	12,046
Siemens AG 0.65% 2024[5]	11,363	11,408
Siemens AG 1.20% 2026[5]	10,147	10,160
Siemens AG 1.70% 2028[5]	625	626
Union Pacific Corp. 3.20% 2021	5,500	5,503
Union Pacific Corp. 3.50% 2023	38,750	41,148
Union Pacific Corp. 3.15% 2024	9,803	10,528
Union Pacific Corp. 2.15% 2027	1,500	1,556
Union Pacific Corp. 2.375% 2031	10,325	10,372
United Technologies Corp. 3.65% 2023	178	190
		395,220
Energy 1.00%
BP Capital Markets PLC 3.79% 2024	2,500	2,716
Canadian Natural Resources, Ltd. 2.95% 2023	9,000	9,355
Canadian Natural Resources, Ltd. 2.05% 2025	1,840	1,889
Chevron Corp. 2.498% 2022	6,000	6,094
Chevron Corp. 1.554% 2025	10,000	10,331
Chevron Corp. 1.995% 2027	11,101	11,535
Chevron USA, Inc. 0.687% 2025	3,543	3,532
Intermediate Bond Fund of America — Page 11 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Chevron USA, Inc. 1.018% 2027	$2,992	$2,932
Enbridge, Inc. 2.90% 2022	22,500	23,089
Enbridge, Inc. 4.00% 2023	10,000	10,705
Enbridge, Inc. 2.50% 2025	2,500	2,627
Energy Transfer Operating LP 2.90% 2025	22,690	23,908
Energy Transfer Operating LP 3.75% 2030	37,639	40,098
Energy Transfer Partners LP 4.20% 2023	8,105	8,691
Exxon Mobil Corp. 2.019% 2024	9,779	10,242
Exxon Mobil Corp. 2.992% 2025	5,000	5,401
Exxon Mobil Corp. 2.61% 2030	5,000	5,185
Kinder Morgan, Inc. 4.30% 2028	1,000	1,132
Marathon Petroleum Corp. 4.50% 2023	10,000	10,710
MPLX LP 1.75% 2026	7,911	8,020
ONEOK, Inc. 2.20% 2025	878	904
ONEOK, Inc. 5.85% 2026	25,377	30,122
ONEOK, Inc. 4.55% 2028	9,117	10,302
ONEOK, Inc. 6.35% 2031	4,604	5,839
Pioneer Natural Resources Company 1.125% 2026	12,586	12,480
Pioneer Natural Resources Company 1.90% 2030	3,397	3,201
Plains All American Pipeline LP 3.80% 2030	2,269	2,391
Saudi Arabian Oil Co. 1.625% 2025[5]	4,040	4,111
Shell International Finance BV 0.375% 2023	10,000	10,026
Shell International Finance BV 2.00% 2024	4,000	4,187
Statoil ASA 2.75% 2021	2,120	2,144
Total Capital International 2.434% 2025	6,245	6,598
TransCanada PipeLines, Ltd. 2.50% 2022	10,000	10,258
TransCanada PipeLines, Ltd. 4.10% 2030	3,343	3,797
Williams Companies, Inc. 2.60% 2031	425	424
Williams Companies, Inc. 3.50% 2030	3,166	3,398
		308,374
Real estate 0.71%
Alexandria Real Estate Equities, Inc. 3.80% 2026	3,875	4,323
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,250	1,400
Alexandria Real Estate Equities, Inc. 2.75% 2029	2,285	2,359
American Campus Communities, Inc. 4.125% 2024	5,230	5,717
American Campus Communities, Inc. 3.30% 2026	7,540	8,140
American Tower Corp. 1.60% 2026	29,243	29,577
American Tower Corp. 2.70% 2031	255	258
Corporate Office Properties LP 2.25% 2026	3,253	3,345
Corporate Office Properties LP 2.75% 2031	1,289	1,268
Equinix, Inc. 2.625% 2024	30,443	32,233
Equinix, Inc. 1.25% 2025	14,633	14,706
Equinix, Inc. 1.45% 2026	25,753	25,889
Equinix, Inc. 1.80% 2027	6,163	6,208
Equinix, Inc. 1.55% 2028	4,910	4,785
Equinix, Inc. 2.00% 2028	13,563	13,563
Equinix, Inc. 2.15% 2030	7,462	7,248
Equinix, Inc. 2.50% 2031	337	336
Public Storage 0.875% 2026	7,296	7,266
Public Storage 1.85% 2028	26,535	26,588
Public Storage 2.30% 2031	317	318
Scentre Group 3.25% 2025[5]	1,360	1,463
Intermediate Bond Fund of America — Page 12 of 32

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.75% 2024[5]	$3,790	$4,049
Westfield Corp., Ltd. 3.15% 2022[5]	15,460	15,727
		216,766
Materials 0.24%
Anglo American Capital PLC 5.375% 2025[5]	10,000	11,477
ArcelorMittal 3.60% 2024	2,058	2,196
Dow Chemical Co. 2.10% 2030	12,000	11,709
Glencore Funding LLC 1.625% 2026[5]	21,000	21,013
International Flavors & Fragrances, Inc. 1.23% 2025[5]	10,000	9,977
International Flavors & Fragrances, Inc. 1.832% 2027[5]	5,062	5,037
International Flavors & Fragrances, Inc. 2.30% 2030[5]	1,000	983
LYB International Finance III, LLC 1.25% 2025	2,782	2,793
LYB International Finance III, LLC 2.25% 2030	1,631	1,607
Praxair, Inc. 1.10% 2030	4,191	3,887
Vale Overseas, Ltd. 3.75% 2030	2,291	2,436
		73,115
Total corporate bonds, notes & loans		6,695,891
Mortgage-backed obligations 16.65% Federal agency mortgage-backed obligations 10.56%
Fannie Mae Pool #458079 9.103% 2026[6]	6	6
Fannie Mae Pool #AW8166 3.00% 2027[6]	590	623
Fannie Mae Pool #AX3597 3.00% 2027[6]	337	356
Fannie Mae Pool #AO0800 3.00% 2027[6]	265	281
Fannie Mae Pool #MA2973 3.00% 2027[6]	8	9
Fannie Mae Pool #AJ3916 3.00% 2027[6]	2	3
Fannie Mae Pool #AU6794 3.00% 2028[6]	46	48
Fannie Mae Pool #AU6682 3.00% 2028[6]	8	9
Fannie Mae Pool #AW4349 3.00% 2029[6]	17	18
Fannie Mae Pool #BM4299 3.00% 2030[6]	1,892	1,995
Fannie Mae Pool #AY2719 3.00% 2030[6]	621	658
Fannie Mae Pool #AZ0554 3.50% 2030[6]	106	115
Fannie Mae Pool #AZ4646 3.50% 2030[6]	101	109
Fannie Mae Pool #AY1948 3.50% 2030[6]	88	95
Fannie Mae Pool #AS7323 2.50% 2031[6]	1,172	1,235
Fannie Mae Pool #BD2402 3.00% 2031[6]	138	146
Fannie Mae Pool #FM1162 2.50% 2032[6]	1,106	1,163
Fannie Mae Pool #BM1036 2.50% 2032[6]	129	136
Fannie Mae Pool #BM3501 3.00% 2032[6]	806	851
Fannie Mae Pool #BE7150 3.50% 2032[6]	439	471
Fannie Mae Pool #BJ9182 3.00% 2033[6]	1,352	1,446
Fannie Mae Pool #BN3184 3.00% 2033[6]	743	786
Fannie Mae Pool #BJ7193 3.00% 2033[6]	615	657
Fannie Mae Pool #BJ4790 3.00% 2033[6]	129	136
Fannie Mae Pool #BJ6880 3.00% 2033[6]	28	30
Fannie Mae Pool #MA3463 4.00% 2033[6]	20,325	21,628
Fannie Mae Pool #695412 5.00% 2033[6]	5	5
Fannie Mae Pool #BK0499 3.00% 2034[6]	327	346
Fannie Mae Pool #FM1490 3.50% 2034[6]	2,751	2,954
Fannie Mae Pool #BN1087 4.00% 2034[6]	18	19
Fannie Mae Pool #AD3566 5.00% 2035[6]	59	65
Fannie Mae Pool #888698 7.00% 2037[6]	52	61
Intermediate Bond Fund of America — Page 13 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AC0794 5.00% 2039[6]	$254	$292
Fannie Mae Pool #931768 5.00% 2039[6]	47	55
Fannie Mae Pool #932606 5.00% 2040[6]	125	142
Fannie Mae Pool #AB1084 5.50% 2040[6]	178	202
Fannie Mae Pool #MA4333 2.00% 2041[6]	34,918	35,622
Fannie Mae Pool #MA4387 2.00% 2041[6]	31,689	32,358
Fannie Mae Pool #MA4364 2.00% 2041[6]	10,078	10,286
Fannie Mae Pool #AJ1873 4.00% 2041[6]	268	297
Fannie Mae Pool #AE1248 5.00% 2041[6]	336	382
Fannie Mae Pool #AE1274 5.00% 2041[6]	231	263
Fannie Mae Pool #AE1277 5.00% 2041[6]	154	175
Fannie Mae Pool #AE1283 5.00% 2041[6]	84	93
Fannie Mae Pool #AE1290 5.00% 2042[6]	167	190
Fannie Mae Pool #AL3829 3.50% 2043[6]	2,218	2,418
Fannie Mae Pool #AT7161 3.50% 2043[6]	912	989
Fannie Mae Pool #AR1512 3.50% 2043[6]	517	562
Fannie Mae Pool #AT0412 3.50% 2043[6]	264	287
Fannie Mae Pool #AT3954 3.50% 2043[6]	142	154
Fannie Mae Pool #AT0300 3.50% 2043[6]	91	97
Fannie Mae Pool #AY1829 3.50% 2044[6]	142	152
Fannie Mae Pool #AX8521 3.50% 2044[6]	59	64
Fannie Mae Pool #AW8240 3.50% 2044[6]	39	42
Fannie Mae Pool #BE5017 3.50% 2045[6]	1,190	1,283
Fannie Mae Pool #BE5009 3.50% 2045[6]	155	166
Fannie Mae Pool #BE8740 3.50% 2047[6]	1,083	1,164
Fannie Mae Pool #BE8742 3.50% 2047[6]	335	361
Fannie Mae Pool #BH2848 3.50% 2047[6]	136	146
Fannie Mae Pool #BH2846 3.50% 2047[6]	133	143
Fannie Mae Pool #BH2847 3.50% 2047[6]	127	136
Fannie Mae Pool #BJ5015 4.00% 2047[6]	2,281	2,480
Fannie Mae Pool #BH3122 4.00% 2047[6]	51	55
Fannie Mae Pool #BM4488 3.384% 2048[1,6]	14,945	15,622
Fannie Mae Pool #BM3788 3.50% 2048[6]	47,352	50,917
Fannie Mae Pool #BJ4901 3.50% 2048[6]	725	781
Fannie Mae Pool #BN0292 3.921% 2048[1,6]	4,305	4,500
Fannie Mae Pool #FM2202 4.00% 2048[6]	12,518	13,412
Fannie Mae Pool #CA3180 4.00% 2048[6]	4,435	4,756
Fannie Mae Pool #BK6840 4.00% 2048[6]	1,597	1,739
Fannie Mae Pool #BK5232 4.00% 2048[6]	1,158	1,258
Fannie Mae Pool #CA2850 4.00% 2048[6]	640	703
Fannie Mae Pool #BK9743 4.00% 2048[6]	477	522
Fannie Mae Pool #BK9761 4.50% 2048[6]	236	258
Fannie Mae Pool #BK4873 5.00% 2048[6]	2,538	2,807
Fannie Mae Pool #CA4151 3.50% 2049[6]	10,918	11,825
Fannie Mae Pool #FM1062 3.50% 2049[6]	9,482	10,237
Fannie Mae Pool #FM1443 3.50% 2049[6]	7,195	7,698
Fannie Mae Pool #BJ8411 3.50% 2049[6]	2,304	2,472
Fannie Mae Pool #CA4354 3.50% 2049[6]	58	62
Fannie Mae Pool #BJ8402 3.543% 2049[1,6]	2,943	3,070
Fannie Mae Pool #CA5333 3.00% 2050[6]	77,735	82,630
Fannie Mae Pool #CA5731 3.00% 2050[6]	75,250	79,972
Fannie Mae Pool #CA5338 3.00% 2050[6]	34,416	36,064
Fannie Mae Pool #FM2664 3.50% 2050[6]	8,418	9,114
Fannie Mae Pool #CB0041 3.00% 2051[6]	27,124	29,084
Intermediate Bond Fund of America — Page 14 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0379 3.50% 2059[6]	$20,624	$22,488
Fannie Mae Pool #BF0497 3.00% 2060[6]	9,214	9,817
Fannie Mae Pool #BF0481 3.50% 2060[6]	13,822	15,078
Fannie Mae Pool #BF0480 3.50% 2060[6]	7,937	8,702
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[1,6]	—[7]	—[7]
Fannie Mae, Series 2001-4, Class NA, 9.006% 2025[1,6]	1	1
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[6]	130	160
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	51	59
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	222	271
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,6]	487	489
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[6]	1,095	1,113
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,6]	2,428	2,450
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[6]	575	581
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[6]	3,694	3,764
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[6]	427	429
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.414% 2023[1,6]	2,799	2,876
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[1,6]	2,633	2,745
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[1,6]	3,400	3,582
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.621% 2024[1,6]	2,926	3,099
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[6]	781	797
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[6]	829	844
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[6]	516	535
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[6]	2,905	2,999
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[6]	4,308	4,458
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[6]	1,820	1,886
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[6]	2,007	2,076
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[6]	1,974	2,056
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[1,6]	1,060	1,084
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[6]	2,862	3,007
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[6]	2,692	2,805
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[1,6]	11,000	12,107
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[5,6]	2,807	2,973
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.078% 2027[1,6]	12,667	14,030
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[6]	945	1,065
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[6]	251	241
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[6]	714	667
Freddie Mac Pool #ZK3704 3.00% 2026[6]	46	49
Freddie Mac Pool #ZK3851 3.00% 2027[6]	430	454
Freddie Mac Pool #ZK7590 3.00% 2029[6]	4,691	4,967
Freddie Mac Pool #ZS8526 3.00% 2029[6]	104	110
Freddie Mac Pool #ZT1332 3.00% 2030[6]	2,942	3,107
Freddie Mac Pool #ZK8180 2.50% 2031[6]	1,362	1,433
Freddie Mac Pool #V61960 3.00% 2033[6]	2,284	2,419
Freddie Mac Pool #QN1073 3.00% 2034[6]	339	359
Freddie Mac Pool #RB5118 2.00% 2041[6]	107,748	110,026
Freddie Mac Pool #Q18236 3.50% 2043[6]	995	1,082
Freddie Mac Pool #Q19133 3.50% 2043[6]	590	642
Freddie Mac Pool #Q17696 3.50% 2043[6]	588	639
Freddie Mac Pool #Q15874 4.00% 2043[6]	64	69
Freddie Mac Pool #Q28558 3.50% 2044[6]	569	612
Freddie Mac Pool #760014 3.005% 2045[1,6]	2,787	2,919
Freddie Mac Pool #760012 3.123% 2045[1,6]	1,263	1,324
Freddie Mac Pool #760013 3.18% 2045[1,6]	830	870
Freddie Mac Pool #760015 2.691% 2047[1,6]	4,484	4,690
Intermediate Bond Fund of America — Page 15 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q52069 3.50% 2047[6]	$1,694	$1,820
Freddie Mac Pool #Q51622 3.50% 2047[6]	1,191	1,279
Freddie Mac Pool #Q47615 3.50% 2047[6]	1,047	1,115
Freddie Mac Pool #Q55056 3.50% 2048[6]	1,350	1,440
Freddie Mac Pool #Q54709 3.50% 2048[6]	1,135	1,219
Freddie Mac Pool #Q54701 3.50% 2048[6]	1,128	1,212
Freddie Mac Pool #Q54782 3.50% 2048[6]	948	1,017
Freddie Mac Pool #Q54700 3.50% 2048[6]	932	1,003
Freddie Mac Pool #Q54781 3.50% 2048[6]	929	1,000
Freddie Mac Pool #Q56590 3.50% 2048[6]	528	566
Freddie Mac Pool #Q56589 3.50% 2048[6]	496	534
Freddie Mac Pool #Q56591 3.50% 2048[6]	464	497
Freddie Mac Pool #Q54699 3.50% 2048[6]	449	485
Freddie Mac Pool #Q55060 3.50% 2048[6]	448	478
Freddie Mac Pool #Q54698 3.50% 2048[6]	393	423
Freddie Mac Pool #Q54831 3.50% 2048[6]	319	345
Freddie Mac Pool #Q56599 4.00% 2048[6]	1,830	1,999
Freddie Mac Pool #Q56175 4.00% 2048[6]	1,318	1,439
Freddie Mac Pool #Q55971 4.00% 2048[6]	1,239	1,356
Freddie Mac Pool #Q56576 4.00% 2048[6]	791	850
Freddie Mac Pool #Q55970 4.00% 2048[6]	541	590
Freddie Mac Pool #Q58411 4.50% 2048[6]	2,932	3,232
Freddie Mac Pool #Q58436 4.50% 2048[6]	1,264	1,398
Freddie Mac Pool #Q58378 4.50% 2048[6]	982	1,070
Freddie Mac Pool #Q57242 4.50% 2048[6]	869	954
Freddie Mac Pool #RA1369 3.50% 2049[6]	43,823	46,725
Freddie Mac Pool #RA1580 3.50% 2049[6]	7,798	8,454
Freddie Mac Pool #RA1463 3.50% 2049[6]	7,556	8,191
Freddie Mac Pool #QA0284 3.50% 2049[6]	4,463	4,803
Freddie Mac Pool #QA2748 3.50% 2049[6]	1,073	1,155
Freddie Mac Pool #2B7361 4.065% 2049[1,6]	1,907	1,989
Freddie Mac Pool #ZN5963 4.50% 2049[6]	380	410
Freddie Mac Pool #SD7528 2.00% 2050[6]	11,439	11,615
Freddie Mac Pool #RA2020 3.00% 2050[6]	23,864	25,167
Freddie Mac Pool #RA2457 3.00% 2050[6]	15,664	16,536
Freddie Mac Pool #SD0187 3.00% 2050[6]	6,652	7,084
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.515% 2023[1,6]	2	2
Freddie Mac, Series T041, Class 3A, 5.104% 2032[1,6]	156	175
Freddie Mac, Series 4582, Class GA, 3.75% 2052[1,6]	24,420	25,217
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,6]	3,000	3,161
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[6]	24,225	25,406
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[6]	10,610	11,206
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[6]	3,050	3,198
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[6]	5,000	5,347
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[6]	3,950	4,202
Freddie Mac, Series K042, Class A2, Multi Family, 2.67% 2024[6]	4,620	4,937
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2024[6]	28,414	30,068
Freddie Mac, Series K043, Class A2, Multi Family, 3.062% 2024[6]	12,000	12,985
Freddie Mac, Series K041, Class A2, Multi Family, 3.171% 2024[6]	10,666	11,552
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[6]	4,500	4,874
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[6]	10,000	10,761
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[6]	8,000	8,589
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[6]	6,250	6,717
Freddie Mac, Series K053, Class A2, Multi Family, 2.995% 2025[6]	2,145	2,341
Intermediate Bond Fund of America — Page 16 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[6]	$14,835	$16,134
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[6]	6,000	6,577
Freddie Mac, Series K046, Class A2, Multi Family, 3.205% 2025[6]	7,750	8,455
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 2025[1,6]	6,725	7,374
Freddie Mac, Series K051, Class A2, Multi Family, 3.308% 2025[6]	1,270	1,399
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[6]	21,027	23,151
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[6]	14,350	15,749
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[1,6]	17,500	19,455
Freddie Mac, Series K056, Class A2, Multi Family, 2.525% 2026[6]	8,500	9,142
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[6]	3,000	3,231
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[6]	7,387	7,978
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[6]	6,250	6,761
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[6]	14,275	15,661
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[6]	1,000	1,116
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[6]	12,500	13,975
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[1,6]	9,000	10,030
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[6]	8,000	8,936
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[6]	1,500	1,715
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[1,6]	15,180	17,587
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[6]	3,250	3,777
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[6]	10,415	12,129
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,6]	3,000	3,502
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,6]	3,000	3,507
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[6]	378	442
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,6]	7,250	8,546
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[6]	138	149
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[6]	15,000	17,107
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[6]	13,252	15,251
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[6]	52	53
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[6]	613	595
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[6]	416	396
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[6]	104	97
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	8,515	9,015
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,6]	8,452	8,983
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,6]	8,344	8,850
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[6]	7,262	7,683
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[6]	1,426	1,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[6]	7,572	7,984
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,6]	8,276	8,825
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[6]	29,927	32,070
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[6]	10,308	11,314
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	4,233	4,573
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[6]	9,154	10,019
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[6]	4,619	4,962
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[6]	3,558	3,904
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[6]	3,174	3,483
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[6]	1,091	1,172
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[6]	6,445	6,824
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[6]	15,814	16,616
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[6]	1,453	1,518
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[6]	48,502	51,045
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[6]	28,965	30,538
Government National Mortgage Assn. 2.00% 2051[6,8]	68,847	69,889
Government National Mortgage Assn. 2.00% 2051[6,8]	1,124	1,143
Intermediate Bond Fund of America — Page 17 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 2.50% 2051[6,8]	$127,380	$131,663
Government National Mortgage Assn. 2.50% 2051[6,8]	37,955	39,307
Government National Mortgage Assn. 3.00% 2051[6,8]	23,667	24,683
Government National Mortgage Assn. 3.50% 2051[6,8]	3,730	3,918
Government National Mortgage Assn. Pool #MA5306 4.50% 2042[6]	9	10
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[6]	47,952	51,572
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[6]	37	40
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[6]	150	161
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[6]	78	85
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[6]	4,890	5,142
Uniform Mortgage-Backed Security 1.50% 2036[6,8]	96,850	97,921
Uniform Mortgage-Backed Security 1.50% 2036[6,8]	8,679	8,785
Uniform Mortgage-Backed Security 2.00% 2036[6,8]	340,330	351,164
Uniform Mortgage-Backed Security 2.00% 2036[6,8]	9,550	9,867
Uniform Mortgage-Backed Security 2.00% 2051[6,8]	84,393	84,869
Uniform Mortgage-Backed Security 2.00% 2051[6,8]	82,626	83,273
Uniform Mortgage-Backed Security 2.50% 2051[6,8]	154,802	159,933
Uniform Mortgage-Backed Security 2.50% 2051[6,8]	28,596	29,477
Uniform Mortgage-Backed Security 3.00% 2051[6,8]	162,568	169,498
Uniform Mortgage-Backed Security 3.00% 2051[6,8]	80,237	83,701
Uniform Mortgage-Backed Security 3.50% 2051[6,8]	178,191	188,086
Uniform Mortgage-Backed Security 4.00% 2051[6,8]	29,665	31,713
Uniform Mortgage-Backed Security 4.00% 2051[6,8]	6,942	7,416
Uniform Mortgage-Backed Security 4.50% 2051[6,8]	21,075	22,742
		3,241,256
Collateralized mortgage-backed obligations (privately originated) 4.48%
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, 3.50% 2046[1,5,6]	834	850
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[1,5,6]	1,458	1,468
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[1,5,6]	16,747	16,799
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,5,6]	10,565	10,808
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[5,6]	4,039	4,085
Bear Stearns Alt-A Trust, Series 2004-12, Class 1M1, (1-month USD-LIBOR + 0.93%) 1.022% 2035[1,6]	3,581	3,586
Bellemeade Re, Ltd., Series 2019-3A, Class M1A, 1.192% 2029[1,5,6]	2,176	2,178
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[1,5,6]	3,810	3,823
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[1,5,6]	11,363	11,631
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[1,5,6]	9,098	9,389
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A3, 3.185% 2049[1,5,6]	2,713	2,765
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[1,5,6]	28,966	29,107
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[1,5,6]	2,093	2,104
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[1,5,6]	1,568	1,575
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M3, 3.257% 2029[1,5,6]	870	859
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,5,6]	24,233	24,283
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[1,5,6]	41,512	41,891
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[1,5,6]	33,603	33,967
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[1,5,6]	11,572	11,579
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[1,5,6]	11,035	11,514
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[6]	2,756	2,979
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A3, 3.50% 2049[1,5,6]	602	620
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[1,5,6]	10,000	10,650
Citigroup Mortgage Loan Trust, Inc., Series 2021-J1, Class A1A, 2.50% 2051[1,5,6]	16,849	17,277
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[1,5,6]	8,988	9,122
COLT Funding LLC, Series 2020-2, Class A1, 1.853% 2065[5,6]	2,385	2,406
Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934% 2044[1,6]	3,722	3,753
Intermediate Bond Fund of America — Page 18 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[5,6]	$4,191	$4,336
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 4.00% 2057[1,5,6]	7,631	8,243
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,5,6]	2,928	3,073
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,5,6]	21,181	21,611
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[6]	98	103
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[6]	93	98
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[6]	153	159
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[6]	166	171
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,5,6]	17,965	18,097
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[1,5,6]	9,259	9,274
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[5,6]	18,116	19,863
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[5,6]	16,862	18,334
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[1,5,6]	3,791	3,870
Freddie Mac, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.31% 2033[1,5,6]	10,000	10,238
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[1,5,6]	2,650	2,665
GFMT Mortgage Acquistion Co., Series 2018-2, Class A41, 4.50% 2058[1,5,6]	190	192
GFMT Mortgage Acquistion Co., Series 2019-1, Class A41, 4.50% 2059[1,5,6]	75	75
GS Mortgage-Backed Securities Trust, Series 2020-PJ4, Class A2, 3.00% 2051[1,5,6]	2,260	2,309
Home Partners of America Trust, Series 2019-1, Class A, 2.908% 2039[5,6]	3,174	3,261
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 2051[1,5,6]	8,800	9,047
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[1,5,6]	3,994	4,067
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[1,5,6]	1,148	1,158
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[1,5,6]	238	243
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[1,5,6]	205	208
JPMorgan Mortgage Trust, Series 2020-5, Class A5, 3.00% 2050[1,5,6]	4,000	4,118
JPMorgan Mortgage Trust, Series 2020-8, Class A3, 3.00% 2051[1,5,6]	4,957	5,073
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[1,5,6]	3,574	3,610
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[1,5,6]	11,100	11,239
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[1,5,6]	10,227	10,246
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[1,5,6]	15,484	15,684
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,5,6]	15,625	15,675
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[1,5,6]	51,767	51,870
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.042% 2052[1,5,6]	12,434	12,467
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,5,6]	30,402	30,529
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,5,6]	47,082	47,263
Mello Warehouse Securitization Trust, Series 2020-1, Class B, (1-month USD-LIBOR + 1.15%) 1.242% 2053[1,5,6]	1,672	1,677
Mello Warehouse Securitization Trust, Series 2020-1, Class C, (1-month USD-LIBOR + 1.35%) 1.442% 2053[1,5,6]	1,672	1,678
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.806% 2055[1,5,6]	20,250	20,294
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.86% 2055[1,5,6]	38,195	38,244
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[1,5,6]	2,884	2,953
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[1,5,6]	1,331	1,394
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[1,5,6]	4,364	4,409
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[1,5,6]	726	735
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.487% 2058[1,5,6]	2,155	2,254
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[1,5,6]	2,514	2,615
Mill City Mortgage Trust, Series 2019-GS1, Class A1, 2.75% 2059[1,5,6]	587	607
Mill City Mortgage Trust, Series 2017-3, Class A1, 2.75% 2061[1,5,6]	132	134
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,5,6]	617	635
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[1,5,6]	1,966	2,085
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.095% 2023[1,5,6]	33,210	33,780
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, (1-month USD-LIBOR + 1.35%) 1.445% 2023[1,5,6]	2,500	2,503
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[1,5,6]	74,300	74,373
Intermediate Bond Fund of America — Page 19 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[1,5,6,9]	$12,000	$12,000
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.81% 2022[1,5,6]	152,000	152,120
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[1,5,6]	8,861	8,887
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[1,5,6]	2,241	2,237
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.673% 2029[1,5,6]	4,347	4,400
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[1,5,6]	6,735	6,755
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[5,6]	1,190	1,265
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[1,5,6]	2,651	2,785
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 2057[1,5,6]	72	77
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[1,5,6]	3,107	3,314
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[1,5,6]	1,288	1,363
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[1,5,6]	6,836	7,104
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[1,5,6]	4,460	4,674
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[5,6]	17,087	17,194
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,5,6]	58,975	59,252
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[1,5,6]	7,427	7,611
Onslow Bay Financial LLC, Series 2020-EXP1, Class 2A1B, 0.842% 2060[1,5,6]	5,500	5,527
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[5,6]	6,225	6,254
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[5,6]	5,045	5,115
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[5,6]	3,586	3,653
Progress Residential Trust, Series 2019-SFR2, Class A, 3.147% 2036[5,6]	1,578	1,611
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[5,6]	3,925	4,021
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,5,6]	31,164	31,241
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.706% 2030[1,5,6]	6,152	6,175
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[1,5,6]	10,504	10,531
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[1,5,6]	3,359	3,368
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[1,5,6]	1,315	1,308
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,5,6]	2,376	2,380
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[1,5,6]	8,346	8,499
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[1,5,6]	7,247	7,360
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.756% 2054[1,5,6]	27,000	27,044
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,5,6]	21,300	21,321
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[5,6]	24,838	24,485
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,5,6]	1,112	1,125
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[1,5,6]	271	272
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[1,5,6]	398	402
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[1,5,6]	536	541
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,5,6]	3,712	3,784
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[1,5,6]	612	621
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,5,6]	2,168	2,169
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,5,6]	3,333	3,429
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,5,6]	3,272	3,344
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,5,6]	2,178	2,251
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[1,5,6]	683	694
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.092% 2058[1,5,6]	6,514	6,574
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 2058[1,5,6]	223	231
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,5,6]	7,276	7,575
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[1,5,6]	2,150	2,252
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,5,6]	1,170	1,212
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[1,5,6]	8,106	8,597
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[1,5,6]	4,662	4,937
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[5,6]	27,400	27,888
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[5,6]	1,321	1,329
Intermediate Bond Fund of America — Page 20 of 32

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[5,6]	$15,020	$15,043
Tricorn American Homes, Series 2020-SFR2, Class A, 1.482% 2039[5,6]	7,608	7,494
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[1,5,6,10]	3,394	3,430
		1,376,032
Commercial mortgage-backed securities 1.61%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[6]	3,750	4,114
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[6]	275	305
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[6]	490	545
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[6]	1,500	1,709
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[1,6]	440	507
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[6]	2,157	2,218
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[5,6]	2,500	2,680
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[6]	6,500	7,235
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[6]	2,500	2,847
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[6]	2,202	2,247
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[6]	2,200	2,509
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[6]	1,650	1,770
BX Trust, Series 2018-GW, Class A, 0.901% 2035[1,5,6]	1,684	1,688
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[5,6]	9,755	10,662
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[6]	8,609	9,477
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[5,6]	1,000	1,019
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[6]	1,600	1,734
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[6]	11,210	12,128
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[1,6]	3,000	3,229
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[6]	150	162
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[6]	11,750	12,615
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[6]	5,000	5,533
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[6]	500	526
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[6]	12,760	13,804
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[5,6]	1,000	1,010
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[5,6]	150	150
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.32% 2045[1,5,6]	5,000	4,927
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[5,6]	2,250	2,321
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[5,6]	1,000	1,037
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.07% 2046[1,5,6]	7,479	7,541
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.923% 2046[1,5,6]	1,651	1,778
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[6]	1,821	1,973
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[6]	1,997	2,129
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[6]	4,699	5,117
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[6]	1,750	1,906
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[6]	150	163
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[6]	700	742
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[1,6]	3,000	3,291
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[1,6]	12,175	13,216
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[6]	8,975	9,704
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[1,6]	2,000	2,213
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[1,6]	1,000	1,088
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.562% 2048[1,6]	275	298
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[1,6]	150	159
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.427% 2044[1,5,6]	19,687	19,680
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[6]	150	162
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[1,5,6]	2,551	2,590
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[5,6]	18,205	18,365
Intermediate Bond Fund of America — Page 21 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.021% 2025[1,5,6]	$11,669	$11,693
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.297% 2044[1,5,6]	275	275
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.38% 2044[1,5,6]	4,296	4,293
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[6]	3,000	3,132
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[5,6]	9,500	9,817
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[1,6]	2,600	2,720
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[6]	4,309	4,414
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.251% 2038[1,5,6]	29,000	29,089
Hilton USA Trust, Series 2016-HHV, Class A, 3.719% 2038[5,6]	795	872
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[6]	5,687	6,163
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[6]	8,000	8,454
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[6]	2,000	2,183
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[5,6]	16,514	16,926
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[1,6]	5,000	5,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.104% 2047[1,6]	1,750	1,798
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[5,6]	21,418	21,891
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[1,5,6]	22,624	22,676
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[6]	2,000	2,086
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[1,6]	3,032	3,162
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[6]	4,000	4,300
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.746% 2046[1,6]	3,065	3,263
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[6]	975	1,032
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[6]	1,500	1,656
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[1,6]	5,000	5,353
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[6]	750	812
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[6]	4,500	4,660
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[6]	750	789
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[5,6]	525	524
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[6]	400	440
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.607% 2049[1,6]	275	294
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[1,5,6]	1,475	1,503
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class AS, 4.309% 2046[1,6]	710	750
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[6]	800	867
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[6]	3,000	3,284
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[6]	4,000	4,426
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.094% 2048[1,6]	275	293
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[6]	275	281
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[6]	15,455	16,344
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[6]	150	162
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[6]	4,000	4,334
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[6]	13,000	14,565
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[5,6]	1,000	979
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.50% 2057[1,6]	2,250	2,509
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.542% 2058[1,6]	1,690	1,804
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[6]	9,000	9,571
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[6]	1,000	1,098
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[6]	150	165
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[1,5,6]	6,360	6,358
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.709% 2044[1,5,6]	7,000	7,037
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[6]	1,250	1,301
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[1,6]	1,966	2,026
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[6]	12,100	12,456
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.005% 2046[1,6]	3,250	3,458
Intermediate Bond Fund of America — Page 22 of 32

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[6]	$1,500	$1,636
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[1,6]	4,900	5,242
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[1,6]	2,750	2,868
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[6]	4,750	5,048
		493,165
Total mortgage-backed obligations		5,110,453
Asset-backed obligations 8.12%
Aesop Funding LLC, Series 2016-2A, Class A, 2.72% 2022[5,6]	27,650	27,834
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[5,6]	1,337	1,339
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[5,6]	4,105	4,184
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[5,6]	10,355	10,788
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[5,6]	3,231	3,445
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[5,6]	24,180	26,080
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[5,6]	35,500	38,606
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[5,6]	15,377	16,181
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[5,6]	24,707	24,866
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[5,6]	6,742	6,982
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[5,6]	692	737
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[5,6]	31,726	31,800
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[5,6]	15,154	15,304
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.12% 2030[1,5,6]	33,618	33,618
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.134% 2030[1,5,6]	16,982	16,982
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[5,6]	13,712	13,717
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[5,6]	2,991	2,993
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[5,6]	2,114	2,156
American Express Credit Account Master Trust, Series 2018-5, Class A, 0.441% 2025[1,6]	1,060	1,065
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[6]	3,556	3,574
ARES CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.114% 2028[1,5,6]	37,293	37,293
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[1,5,6]	44,485	44,485
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[5,6]	4,039	4,108
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[5,6]	8,500	8,945
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[5,6]	10,910	10,944
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[5,6]	1,048	1,055
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[6]	12,262	12,316
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[6]	8,977	8,994
Cent CLO LP, Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.151% 2030[1,5,6]	53,624	53,624
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[5,6]	64,430	65,761
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[5,6]	10,094	10,210
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[5,6]	4,715	4,812
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[5,6]	1,064	1,081
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[5,6]	44,456	44,928
Citibank Credit Card Issuance Trust, Series 2018-A4, Class A4, 0.446% 2025[1,6]	1,070	1,075
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[5,6]	4,678	4,733
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[5,6]	8,349	8,456
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[5,6]	2,318	2,358
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[5,6]	24,380	24,178
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,5,6]	8,018	8,080
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[5,6]	790	791
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[5,6]	100	100
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[5,6]	8,939	8,942
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[5,6]	1,667	1,682
CPS Auto Receivables Trust, Series 2018-C, Class C, 3.68% 2024[5,6]	278	280
Intermediate Bond Fund of America — Page 23 of 32

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[5,6]	$2,227	$2,259
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[5,6]	1,665	1,721
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[5,6]	724	776
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class B, 3.94% 2027[5,6]	2,170	2,178
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[5,6]	19,267	19,540
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[5,6]	13,861	14,170
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[5,6]	6,670	6,799
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[5,6]	9,882	10,185
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[5,6]	4,108	4,262
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[5,6]	19,800	19,863
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[6]	36,031	36,061
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[6]	793	794
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[6]	19,195	19,285
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[6]	83	84
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[6]	4,840	4,896
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[6]	18,985	19,391
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[6]	8,750	8,899
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[6]	14,141	14,294
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[6]	9,085	9,354
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[6]	3,964	4,169
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[5,6]	4,559	4,574
Drivetime Auto Owner Trust, Series 2019-4A, Class A, 2.17% 2023[5,6]	1,891	1,893
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[5,6]	4,798	4,815
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[5,6]	4,433	4,444
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[5,6]	1,748	1,755
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[5,6]	7,000	7,092
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[5,6]	12,317	12,325
Drivetime Auto Owner Trust, Series 2021-2A, Class A, 0.41% 2025[5,6]	21,785	21,812
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[5,6]	1,728	1,730
Drivetime Auto Owner Trust, Series 2020-1, Class C, 2.29% 2025[5,6]	17,485	17,896
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[5,6]	2,475	2,511
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[5,6]	10,260	10,424
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[5,6]	4,607	4,818
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[5,6]	387	421
Dryden Senior Loan Fund, Series 2017-47A, Class A1R, CLO, (3-month USD-LIBOR + 0.98%) 1.17% 2028[1,5,6]	58,276	58,276
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,5,6]	16,569	16,569
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[5,6]	3,917	3,948
Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.30% 2023[6]	14,938	14,940
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[5,6]	1,508	1,511
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[5,6]	2,058	2,060
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[5,6]	8,084	8,104
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[5,6]	6,264	6,365
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[5,6]	7,500	7,550
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[5,6]	7,414	7,505
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[5,6]	11,110	11,326
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[5,6]	6,695	6,941
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[5,6]	2,525	2,721
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[5,6]	5,550	5,560
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[5,6]	50,563	50,579
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[5,6]	24,674	25,808
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[5,6]	1,710	1,860
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[5,6]	6,591	6,681
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[5,6]	10,880	10,912
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[5,6]	12,193	12,479
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[5,6]	1,672	1,688
Intermediate Bond Fund of America — Page 24 of 32

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Global SC Finance SRL, Series 2021-1A, Class A, 1.86% 2041[5,6]	$57,415	$57,568
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[5,6,9]	6,510	6,915
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[5,6]	28,890	29,243
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[5,6]	27,967	28,401
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[6]	3,029	3,050
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2B, 1.151% 2023[1,6]	2,311	2,315
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A3, 1.49% 2024[6]	1,946	1,974
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[5,6]	308	309
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-1A, Class A, 2.96% 2021[5,6]	105	106
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[5,6]	83	83
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class A, 2.95% 2022[5,6]	429	430
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[5,6]	2,416	2,421
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[5,6]	414	415
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[5,6]	1,977	1,985
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[5,6]	1,497	1,506
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[5,6]	13,795	13,843
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[5,6]	9,096	9,137
Honda Auto Receivables Owner Trust, Series 2019-2, Class A4, 2.54% 2025[6]	1,000	1,032
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A2, 1.90% 2022[5,6]	3,284	3,289
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.184% 2029[1,5,6]	43,063	43,063
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[1,5,6]	68,265	68,265
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[1,5,6]	57,205	57,205
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82% 2022[6]	2,248	2,250
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[5,6]	39,300	39,470
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[5,6]	12,760	12,782
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[5,6]	19,825	19,893
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[5,6]	45,433	45,589
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[5,6]	55,655	55,968
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[1,5,6]	21,791	21,791
Nissan Auto Lease Trust, Series 2020-A, Class A2A, 1.80% 2022[6]	2,895	2,898
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[5,6]	26,109	26,430
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[5,6]	817	829
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[5,6]	20,600	20,671
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[5,6]	19,790	19,928
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[6]	459	470
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[6]	1,742	1,784
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,5,6]	22,318	22,528
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A2, (3-month USD-LIBOR + 1.25%) 1.427% 2029[1,5,6]	6,000	6,000
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[1,5,6]	8,536	8,541
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.238% 2027[1,5,6]	23,548	23,568
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[1,5,6]	32,857	32,884
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[1,5,6]	11,989	11,989
Palmer Square, Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.182% 2029[1,5,6]	33,308	33,308
Palmer Square, Ltd., Series 2015-1A, Class A2R3, (3-month USD-LIBOR + 1.40%) 1.549% 2029[1,5,6]	29,608	29,608
Palmer Square, Ltd., Series 2015-1A, Class BR3, (3-month USD-LIBOR + 2.00%) 2.182% 2029[1,5,6]	1,750	1,750
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.181% 2030[1,5,6]	47,910	47,910
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[5,6]	2,564	2,583
Santander Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.67% 2024[6]	5,500	5,511
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[6]	4,050	4,074
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[6]	14,913	14,972
Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.81% 2024[6]	4,533	4,554
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[6]	6,125	6,214
Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42% 2025[6]	20,187	20,377
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.601% 2053[1,5,6]	4,018	4,026
Intermediate Bond Fund of America — Page 25 of 32

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[5,6]	$12,787	$12,692
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.156% 2030[1,5,6]	34,336	34,336
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.182% 2030[1,5,6]	57,130	57,161
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[1,5,6]	36,320	36,320
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[5,6]	5,319	5,387
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[5,6]	629	635
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[5,6]	2,491	2,529
Textainer Marine Containers, Ltd., Series 2020-3A, Class A, 2.11% 2045[5,6]	3,596	3,656
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[5,6]	1,873	1,913
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[5,6]	23,385	23,121
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[5,6]	38,343	38,927
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[1,5,6]	13,502	14,120
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[5,6]	47,755	50,663
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[1,5,6]	11,165	11,213
Toyota Auto Receivables Owner Trust, Series 2019-C, Class A4, 1.88% 2024[6]	5,075	5,213
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[5,6]	15,466	15,663
Triton Container Finance LLC, Series 2020-1, Class B, 3.74% 2045[5,6]	4,956	5,110
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[5,6]	16,222	16,132
Verizon Owner Trust, Series 2020-A, Class A1A, 1.85% 2024[6]	4,117	4,196
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[6]	2,319	2,324
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[5,6]	12,131	12,180
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[5,6]	109	109
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[5,6]	4,802	4,817
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[5,6]	18,760	18,861
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[5,6]	7,981	8,060
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[5,6]	6,745	6,889
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[5,6]	4,475	4,655
		2,490,942
Bonds & notes of governments & government agencies outside the U.S. 3.10%
Alberta (Province of) 1.875% 2024	20,000	20,919
Asian Development Bank 2.75% 2023	5,000	5,230
Asian Development Bank 1.50% 2024	19,642	20,328
Asian Development Bank 1.00% 2026	33,607	33,854
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[5]	9,090	9,850
Caisse d’Amortissement de la Dette Sociale 0.375% 2025[5]	20,000	19,665
Canada 0.75% 2026	63,240	63,006
Denmark (Kingdom of) 0.125% 2022[5]	7,860	7,857
Denmark (Kingdom of) 0.125% 2022	5,235	5,233
European Investment Bank 2.25% 2024	4,699	4,972
European Investment Bank 0.375% 2025	10,000	9,826
European Investment Bank 1.625% 2025	7,833	8,145
European Investment Bank 0.625% 2027	2,450	2,365
European Investment Bank 1.25% 2031	6,293	6,052
European Stability Mechanism 2.125% 2022[5]	58,322	59,941
European Stability Mechanism 0.375% 2025[5]	8,584	8,453
Inter-American Development Bank 0.50% 2023	14,097	14,183
Inter-American Development Bank 0.625% 2027	7,000	6,735
International Bank for Reconstruction and Development 0.75% 2025	14,923	15,017
International Bank for Reconstruction and Development 1.625% 2025	7,976	8,284
International Bank for Reconstruction and Development 0.875% 2026	8,997	9,006
International Development Association 0.375% 2025[5]	52,000	51,110
Italy (Republic of) 2.375% 2024	29,500	30,799
Japan Bank for International Cooperation 3.125% 2021	38,336	38,487
Japan Bank for International Cooperation 0.625% 2023	14,800	14,904
Intermediate Bond Fund of America — Page 26 of 32

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan Bank for International Cooperation 2.50% 2024	$12,280	$13,020
Japan Finance Organization for Municipalities 2.625% 2022[5]	13,000	13,268
KfW 0.25% 2023	20,757	20,784
KfW 0.25% 2024	30,113	30,066
KfW 0.375% 2025	40,034	39,613
KfW 0.625% 2026	10,116	10,052
Kommunalbanken 0.50% 2024[5]	14,934	14,967
Kommunalbanken 0.375% 2025[5]	6,068	5,972
Kommuninvest i Sverige Aktiebolag 0.25% 2023[5]	47,515	47,520
Lithuania (Republic of) 6.625% 2022[5]	23,244	24,238
Morocco (Kingdom of) 3.00% 2032[5]	10,000	9,641
Oesterreichische Kontrollbank AG 0.375% 2025	11,250	11,078
Poland (Republic of) 3.00% 2023	10,000	10,480
Poland (Republic of) 4.00% 2024	9,215	10,070
Poland (Republic of) 3.25% 2026	945	1,046
Portuguese Republic 5.125% 2024	51,000	58,270
Qatar (State of) 3.875% 2023[5]	23,475	25,033
Qatar (State of) 3.375% 2024[5]	19,856	21,378
Qatar (State of) 4.00% 2029	10,000	11,525
Quebec (Province of) 2.375% 2022	18,999	19,276
Quebec (Province of) 0.60% 2025	66,321	66,038
Sweden (Kingdom of) 2.375% 2023[5]	12,135	12,586
		950,142
Federal agency bonds & notes 1.69%
Fannie Mae 0.25% 2023	3,995	4,002
Fannie Mae 0.375% 2025	48,702	48,230
Fannie Mae 0.625% 2025[2]	365,000	366,443
Fannie Mae 1.625% 2025	22,970	23,941
Fannie Mae 0.75% 2027	10,000	9,741
Fannie Mae 0.875% 2030	38,662	36,290
Freddie Mac 0.25% 2023	24,687	24,729
Freddie Mac 0.25% 2023	6,250	6,259
		519,635
Municipals 0.06% Florida 0.06%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	11,385	11,526
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	3,785	3,836
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	3,805	3,838
Total municipals		19,200
Total bonds, notes & other debt instruments (cost: $26,902,549,000)		27,191,576
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative preferred shares[5]	4,000	2,800
Total preferred securities (cost: $3,985,000)		2,800
Short-term securities 17.75% Money market investments 16.12%
Capital Group Central Cash Fund 0.05%[11,12]	49,489,949	4,949,490
Intermediate Bond Fund of America — Page 27 of 32

unaudited
Short-term securities (continued) U.S. Treasury bills 1.63%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
U.S. Treasury 6/15/2021	0.045%	$500,000	$499,999
Total short-term securities (cost: $5,449,249,000)			5,449,489
Total investment securities 106.35% (cost: $32,355,783,000)			32,643,865
Other assets less liabilities (6.35)%			(1,950,185)
Net assets 100.00%			$30,693,680
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 5/31/2021[14] (000)	Unrealized appreciation (depreciation) at 5/31/2021 (000)
90 Day Euro Dollar Futures	Long	7,749	December 2022	$1,937,250	$1,929,791	$1,729
2 Year U.S. Treasury Note Futures	Long	4,725	October 2021	945,000	1,042,970	184
5 Year U.S. Treasury Note Futures	Long	8,887	October 2021	888,700	1,100,669	(101)
10 Year U.S. Treasury Note Futures	Long	2,949	September 2021	294,900	389,084	(517)
10 Year Ultra U.S. Treasury Note Futures	Short	22,359	September 2021	(2,235,900)	(3,241,007)	(913)
20 Year U.S. Treasury Bond Futures	Short	599	September 2021	(59,900)	(93,762)	275
30 Year Ultra U.S. Treasury Bond Futures	Long	1,554	September 2021	155,400	287,878	(658)
						$(1)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation at 5/31/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$460,700	$2,143	$288	$1,855
3-month USD-LIBOR	0.81%	7/28/2045	328,100	76,439	(204)	76,643
3-month USD-LIBOR	0.811%	7/27/2050	515,400	140,457	(16)	140,473
					$68	$218,971
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 5/31/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 5/31/2021 (000)
CDX.NA.IG.36	1.00%/Quarterly	6/20/2026	$1,425,000	$(34,828)	$(31,897)	$(2,931)
Investments in affiliates12

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 5/31/2021 (000)	Dividend income (000)
Short-term securities 16.12%
Money market investments 16.12%
Capital Group Central Cash Fund 0.05%[11]	$8,834,502	$13,770,154	$17,655,166	$(687)	$687	$4,949,490	$4,673
Intermediate Bond Fund of America — Page 28 of 32

unaudited
[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $142,640,000, which represented .46% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,417,812,000, which represented 17.65% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Amount less than one thousand.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,915,000, which represented .06% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 5/31/2021.
[12]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Intermediate Bond Fund of America — Page 29 of 32

unaudited
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $8,800,175,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,582,450,000 and $980,643,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Intermediate Bond Fund of America — Page 30 of 32

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,405,313	$—	$11,405,313
Corporate bonds, notes & loans	—	6,695,891	—	6,695,891
Mortgage-backed obligations	—	5,110,453	—	5,110,453
Asset-backed obligations	—	2,490,942	—	2,490,942
Bonds & notes of governments & government agencies outside the U.S.	—	950,142	—	950,142
Federal agency bonds & notes	—	519,635	—	519,635
Municipals	—	19,200	—	19,200
Preferred securities	—	2,800	—	2,800
Short-term securities	4,949,490	499,999	—	5,449,489
Total	$4,949,490	$27,694,375	$—	$32,643,865
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,188	$—	$—	$2,188
Unrealized appreciation on interest rate swaps	—	218,971	—	218,971
Liabilities:
Unrealized depreciation on futures contracts	(2,189)	—	—	(2,189)
Unrealized depreciation on credit default swaps	—	(2,931)	—	(2,931)
Total	$(1)	$216,040	$—	$216,039
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Intermediate Bond Fund of America — Page 31 of 32

unaudited
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
Fin. = Finance
LIBOR = London Interbank Offered Rate
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-023-0721O-S85333	Intermediate Bond Fund of America — Page 32 of 32